Filed with the Securities and Exchange Commission on August 19, 2019

Securities Act of 1933 File No. 333-141917

Investment Company Act of 1940 File No. 811-22045

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund (PLBBX) | Plumb Equity Fund (PLBEX)

(collectively, the “Funds”)

On behalf of the Funds and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that relates to the risk/return summary information in the definitive form of Prospectus for the Funds, which was filed pursuant to Rule 497(c) on August 5, 2019.

The purpose of this filing is to submit the 497(c) filing dated August 5, 2019 in XBRL for the Funds. The XBRL exhibits attached hereto consist of the following:

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase